Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Neiman Large Cap Value Fund | No-Load Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			No-Load Shares
Average Annual Return, Percent	25.74%	10.56%	9.43%
Neiman Large Cap Value Fund | Class A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	18.49%	9.26%	8.79%
Without Sales Load [Member] | Neiman Large Cap Value Fund | Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	25.74%	10.56%	9.43%
Neiman Large Cap Value Fund | No-Load Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	17.80%	12.06%	14.16%
Neiman Large Cap Value Fund | Class A Shares | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	17.80%	12.06%	14.16%